Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended
	Jan. 31, 2013	Jan. 31, 2012
Statement of Cash Flows [Abstract]
Net income	$ 79,213	$ 95,704
Depreciation and amortization	5,836	8,392
Changes in assets and liabilities
Accounts receivable	18,132	(6,446)
Inventories	(11,443)	(4,699)
Prepaid expenses and other	2,828	58
Accounts payable and accrued expenses	(9,171)	(6,396)
Total Adjustments	6,182	(9,091)
Net cash provided by operating activities	85,395	86,613
Cash flow from investing activities
Patents and patents pending	(34,873)	(6,303)
Equipment and leasehold improvements	(8,848)	(4,214)
Net cash used in investing activities	(43,721)	(10,517)
Increase in cash and cash equivalents	41,674	76,096
Cash Beginning Period	786,574	667,897
Cash Ending Period	$ 828,248	$ 743,993